UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2011

Date of reporting period: 06/30/2010

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)	BBIF Money Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Money LLC	$6,907,525,690

Total Investments (Cost - $6,907,525,690) – 100.0%	6,907,525,690
Liabilities in Excess of Other Assets – 0.0%	(568,213)

Net Assets – 100.0%	$6,906,957,477

BlackRock BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2010, the value of the investment and the percentage owned by the Fund of the Master LLC was $6,907,525,690 and 49.3%, respectively.

•

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master LLC.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2010, the Fund’s investment in the Master LLC was classified as Level 2.

QUARTERLY REPORT	JUNE 30, 2010	1

Schedule of Investments June 30, 2010 (Unaudited)	Master Money LLC
(Percentages shown are based on Net Assets)

Certificates of Deposit (a)	Par (000)	Value

Yankee - 26.9%
Abbey National Treasury Services Plc, NY (b):
0.56%, 7/20/10	$132,580	$132,580,000
0.37%, 11/17/10	130,000	130,000,000
BNP Paribas SA, NY, 0.35%, 10/15/10	125,000	125,000,000
Banco Bilbao Vizcaya Argentaria SA, NY (b):
0.37%, 7/12/10	150,000	150,000,248
0.44%, 12/13/10	55,700	55,700,000
Bank of Nova Scotia, NY, 0.39%, 10/15/10	150,000	149,997,775
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.35%, 7/09/10	90,000	90,000,000
0.58%, 9/17/10	150,000	150,000,000
0.58%, 9/20/10	200,000	200,000,000
Barclays Bank Plc, NY, 0.42%, 8/18/10 (b)	117,225	117,225,000
Commonwealth Bank of Australia, NY, 0.39%, 10/15/10	63,000	63,000,000
Credit Agricole CIB, NY, 0.35%, 10/12/10	150,000	150,000,000
Credit Suisse, NY, 0.40%, 9/30/10	75,000	75,000,000
Deutsche Bank AG, NY, 0.40%, 7/26/10	100,000	100,000,000
Dexia Credit Local SA, NY, 1.05%, 7/19/10 (b)	238,500	238,500,000
National Australia Bank, NY, 0.42%, 8/18/10	95,000	95,000,000
Nordea Bank Finland Plc., NY, 0.49%, 9/17/10	235,000	235,000,000
Rabobank Nederland NV, NY (b)
0.35%, 1/10/11	80,500	80,500,000
0.35%, 1/13/11	130,000	130,000,000
Royal Bank of Scotland Plc, CT:
0.36%, 7/21/10	200,000	200,000,000
0.40%, 7/26/10	175,000	175,000,000
Royal Bank of Scotland Plc, NY, 0.38%, 7/07/10	125,000	125,000,000
Societe Generale, NY:
0.30%, 7/09/10	150,000	150,000,000
0.37%, 7/23/10	100,000	100,000,000
Svenska Handelsbanken AB, NY, 0.43%, 10/25/10	87,000	87,001,411
Toronto-Dominion Bank, NY (b):
0.35%, 11/05/10	124,000	124,000,000
0.35%, 2/04/11	46,500	46,500,000
UniCredit SpA, NY, 0.36%, 7/23/10	100,000	100,000,000
Westpac Banking Corp., NY (b):
0.40%, 10/19/10	84,085	84,085,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (concluded)
Westpac Banking Corp., NY (b) (concluded):
0.41%, 10/21/10	$106,115	$106,115,000

Total Certificates of Deposit - 26.9%		3,765,204,434

Commercial Paper

BNZ International Funding Ltd., 0.43%, 2/04/11 (b)	122,000	122,007,401
Bryant Park Funding LLC (c):
0.36%, 7/09/10	29,503	29,500,345
0.33%, 7/12/10	87,000	86,990,430
Clipper Receivables Co., LLC, 0.40%, 7/23/10 (c)	110,000	109,971,889
DnB NOR Bank ASA (c):
0.48%, 9/20/10	19,170	19,149,041
0.47%, 9/28/10	34,000	33,960,050
Fairway Finance Co., LLC, 0.33%, 8/03/10 (c)	70,000	69,978,183
Fortis Funding LLC, 0.30%, 7/08/10 (c)	140,000	139,990,667
Gotham Funding Corp., 0.38%, 7/16/10 (c)	28,712	28,707,151
Grampian Funding LLC, 0.40%, 7/09/10 (c)	83,250	83,241,675
ING, Funding LLC (U.S.) (c):
0.32%, 7/16/10	20,000	19,997,156
0.35%, 7/23/10	150,000	149,966,458
JPMorgan Chase & Co., 0.25%, 7/14/10 (c)	132,300	132,287,138
Liberty Street Funding LLC, 0.35%, 7/01/10 (c)	64,559	64,558,372
Nieuw Amsterdam Receivables Corp. (c):
0.32%, 7/07/10	56,000	55,996,516
0.41%, 7/16/10	90,000	89,983,600
0.40%, 7/20/10	53,000	52,988,222
0.41%, 8/18/10	93,000	92,948,101
Regency Markets No.1 LLC (c):
0.33%, 7/02/10	41,853	41,852,233
0.38%, 7/12/10	52,545	52,538,344
0.37%, 7/13/10	65,813	65,804,207
0.37%, 7/20/10	111,331	111,308,115
Solitaire Funding LLC (c):
0.39%, 7/01/10	122,159	122,157,662
0.40%, 7/01/10	85,000	84,999,070
0.39%, 7/12/10	145,000	144,981,150
0.37%, 8/06/10	200,000	199,926,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

MASTER MONEY LLC	JUNE 30, 2010	1

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

Starbird Funding Corp., 0.06%, 7/01/10 (c)	$105,000	$104,999,825
State Street Bank & Trust Co., 0.39%, 8/09/10 (c)	82,500	82,464,250
Straight-A Funding, LLC (c):
0.40%, 8/13/10	55,457	55,429,888
0.39%, 8/17/10	40,000	39,979,200
0.40%, 9/13/10	43,332	43,295,890
0.40%, 9/14/10	100,000	99,915,556
0.40%, 9/20/10	34,000	33,969,022
0.39%, 9/23/10	35,000	34,967,771
Surrey Funding Corp., 0.37%, 7/29/10 (c)	46,000	45,986,290
Tempo Finance Corp., 0.30%, 7/07/10 (c)	40,000	39,997,667
Westpac Trust Securities NZ Ltd., 0.47%, 11/05/10 (b)	147,100	147,100,000

Total Commercial Paper - 20.9%		2,933,894,535

Corporate Notes (b)

Commonwealth Bank of Australia, 0.32%, 11/22/10 (d)	95,000	95,000,000
KBC Bank NV, NY, 1.51%, 7/01/11	109,255	109,255,000
Rabobank Nederland NV, 0.79%, 4/07/11 (d)	213,400	213,400,000

Total Corporate Notes - 3.0%		417,655,000

Municipal Bonds

California HFA, RB, VRDN, AMT (Fannie Mae LOC, Freddie Mac LOC) (e):
Home Mortgage, Series H, 0.23%, 7/07/10	53,500	53,500,000
Home Mortgage, Series M, 0.25%, 7/07/10	41,600	41,600,000
Home Mortgage, Series U, 0.25%, 7/07/10	3,500	3,500,000
Series A, 0.25%, 7/07/10	13,000	13,000,000
California HFA, RB, VRDN, Home Mortgage, Series E-1, AMT (Freddie Mac LOC, Fannie Mae LOC), 0.22%, 7/07/10 (e)	18,795	18,795,000
California HFA, Refunding RB, VRDN, Home Mortgage, Series E, AMT, 0.20%, 7/07/10 (e)	13,290	13,290,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series E (Bank of America NA LOC), 0.21%, 7/07/10 (e)	27,760	27,760,000

Municipal Bonds (continued)	Par (000)	Value

California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (Bank One NA LOC), 0.10%, 7/01/10 (e)	$106,700	$106,700,000
California State Department of Water Resources, RB, VRDN (e):
Series B-1 (Bank of New York LOC, California State Teachers’ Retirement System LOC), 0.10%, 7/01/10	820	820,000
Series C-9 (Citibank NA LOC), 0.26%, 7/07/10	46,135	46,135,000
California State Department of Water Resources, Refunding RB, VRDN, Series J-1 (JPMorgan Chase Bank LOC, California Public Employees’ Retirement System LOC), 0.10%, 7/01/10 (e)	10,365	10,365,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae) (e):
Knolls at Green Valley, Series FF, 0.29%, 7/07/10	13,205	13,205,000
Oakmont Chino Hills, Series P, 0.28%, 7/07/10	10,100	10,100,000
California Statewide Communities Development Authority, RB, VRDN, North Peninsula Jewish (Bank of America NA LOC), 0.17%, 7/01/10 (e)	16,945	16,945,000
Chicago Board of Education Illinois, GO, Refunding, VRDN, Dedicated Revenue, Series B (JPMorgan Chase Bank LOC), 0.13%, 7/01/10 (e)	46,355	46,355,000
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3 (JPMorgan Chase Bank SBPA), 0.13%, 7/01/10 (e)	16,350	16,350,000
City of Chicago Illinois, Refunding RB, VRDN, Sub-Series C-1 (Harris NA LOC), 0.14%, 7/01/10 (e)	10,700	10,700,000
City of Houston Texas, Refunding RB, VRDN (e):
First Lien, Series B-5 (Lloyds Bank LOC), 0.25%, 7/07/10	52,140	52,140,000
First Lien, Series B-6 (ScotiaBank LOC), 0.23%, 7/07/10	18,400	18,400,000
First Series D-1 (AGM Insurance, Dexia Credit Local SBPA), 0.45%, 7/07/10	38,000	38,000,000
City of Jacksonville Florida, Refunding RB, VRDN, Series A (JPMorgan Chase Bank SBPA), 0.30%, 7/07/10 (e)	40,000	40,000,000
City of New York New York, GO, VRDN, Sub-Series A-3 (BNP Paribas SA LOC), 0.25%, 7/07/10 (e)	12,090	12,090,000

2	MASTER MONEY LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Municipal Bonds (continued)	Par (000)	Value

City of Philadelphia Pennsylvania, GO, Refunding, VRDN, Multi-Modal, Series B (Wells Fargo Bank NA LOC), 0.28%, 7/07/10 (e)	$40,000	$40,000,000
City of Philadelphia Pennsylvania, Refunding RB, VRDN, 8th Series E (JPMorgan Chase Bank LOC), 0.27%, 7/07/10 (e)	16,000	16,000,000
City of Wichita Kansas, Refunding RB, VRDN, Facilities, Christi Health VIII, Series B-2 (JPMorgan Chase & Co. LOC), 0.13%, 7/01/10 (e)	30,000	30,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, Yale-New Haven Hospital (e):
Series K2 (JPMorgan Chase Bank LOC), 0.22%, 7/07/10	18,100	18,100,000
Series L1 (Bank of America NA LOC), 0.20%, 7/07/10	13,130	13,130,000
County of Hennepin Minnesota, GO, Refunding, VRDN, Series A (State Street Bank & Co. SBPA), 0.25%, 7/07/10 (e)	11,020	11,020,000
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B (Landesbank Hessen-Thuringen SBPA), 0.31%, 7/07/10 (e)	20,000	20,000,000
Essex County Improvement Authority, RB, VRDN, ACES, Pooled Governmental Loan Program (Wells Fargo Bank NA LOC), 0.18%, 7/07/10 (e)	32,050	32,050,000
Harris County Health Facilities Development Corp., RB, VRDN, Baylor College of Medicine, Series B (JPMorgan Chase Bank LOC), 0.14%, 7/01/10 (e)	20,500	20,500,000
Harris County Industrial Development Corp., RB, VRDN, Exxon Project, AMT, 0.12%, 7/01/10 (e)	10,000	10,000,000
Hawaii State Department of Budget & Finance, Refunding RB, VRDN, Queens Health System, Series A (Bank of America NA LOC), 0.25%, 7/07/10 (e)	18,710	18,710,000
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank LOC), 0.13%, 7/01/10 (e)	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC) (e):
Children’s Memorial Hospital, Series D, 0.29%, 7/07/10	30,200	30,200,000
Elmhurst Memorial Healthcare, Series B, 0.14%, 7/01/10	19,650	19,650,000

Municipal Bonds (continued)	Par (000)	Value

Illinois Finance Authority, Refunding RB, VRDN, concluded (e):
Little Co. of Mary Hospital and Health Care Centers, Series B, 0.26%, 7/07/10	$28,600	$28,600,000
Indiana Finance Authority, Refunding RB, VRDN (e)
Duke Energy Indiana Inc. Project, Series A-4 (Bank of America NA LOC), 0.17%, 7/01/10	25,000	25,000,000
Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.28%, 7/07/10	20,900	20,900,000
Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (Freddie Mac), 0.25%, 7/07/10 (e)	34,300	34,300,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, General Transportation System (Dexia Credit Local SBPA), 0.25%, 7/07/10 (e)	10,000	10,000,000
Metropolitan Atlanta Rapid Transit Authority, TECP, 0.33%, 7/07/10	43,700	43,700,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series D-2 (AGM Insurance, Dexia Credit Local SBPA), 0.32%, 7/07/10 (e)	64,200	64,200,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2 (JPMorgan Chase Bank SBPA), 0.22%, 7/07/10 (e)	19,700	19,700,000
Michigan State Building Authority, RB, VRDN, Facilities Program, Series I (JPMorgan Chase Bank LOC), 0.27%, 7/07/10 (e)	14,900	14,900,000
New Jersey EDA, Refunding RB, VRDN, School Facilities Construction, Series V-4 (Bank of America NA LOC), 0.22%, 7/07/10 (e)	25,000	25,000,000
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, VRDN, Series 3, AMT (Dexia Credit Local LOC), 0.40%, 7/07/10 (e)	49,825	49,825,000
New York City Housing Development Corp., RB, VRDN, Series A (e):
90 West Street, (Fannie Mae), 0.24%, 7/07/10	40,830	40,830,000
155 West 21st Street Development, AMT (Fannie Mae), 0.25%, 7/07/10	10,000	10,000,000
West 61st Street Apartments, AMT (Fannie Mae), 0.25%, 7/07/10	12,000	12,000,000
West 89th Street Development, AMT (Fannie Mae LOC), 0.25%, 7/07/10	35,600	35,600,000

MASTER MONEY LLC	JUNE 30, 2010	3

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Municipal Bonds (continued)	Par (000)	Value

New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.26%, 7/07/10 (e)	$18,850	$18,850,000
New York State HFA, HRB, VRDN, Series A, AMT (Fannie Mae Liquidity Facility), 0.25%, 7/07/10 (e)	28,100	28,100,000
New York State HFA, RB, VRDN, Series A (e):
10 Barclay Street (Fannie Mae), 0.24%, 7/07/10	71,245	71,245,000
125 West 31st Street Housing, AMT (Fannie Mae Liquidity Facility), 0.25%, 7/07/10	30,000	30,000,000
316 11th Avenue Housing, AMT (Fannie Mae Liquidity Facility), 0.25%, 7/07/10	35,000	35,000,000
360 West 43, AMT (Fannie Mae), 0.25%, 7/07/10	22,000	22,000,000
750 6th Ave, AMT (Fannie Mae), 0.25%, 7/07/10	34,500	34,500,000
Biltmore Tower Housing, AMT (Fannie Mae), 0.25%, 7/07/10	65,000	65,000,000
East 39th Street Housing, AMT (Fannie Mae Liquidity Facility), 0.25%, 7/07/10	5,300	5,300,000
Victory Housing, Series 2001, AMT (Freddie Mac), 0.25%, 7/07/10	26,300	26,300,000
Worth Street, 12/18/03, AMT (Fannie Mae), 0.25%, 7/07/10	23,100	23,100,000
Pennsylvania Economic Development Financing Authority, Refunding RB, VRDN, Sunoco Inc. Project, Series B (JPMorgan Chase Bank LOC), 0.22%, 7/07/10 (e)	36,800	36,800,000
Pennsylvania HFA, RB, VRDN, Series 95-C, AMT (Dexia Credit Local SBPA), 0.25%, 7/07/10 (e)	31,180	31,180,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank LOC), 0.27%, 7/07/10 (e)	6,285	6,285,000
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, VRDN, (Wachovia Bank NA SBPA), Children’s Hospital of Philadelphia (e)
Series A, 0.13%, 7/01/10	11,175	11,175,000
Series B, 0.13%, 7/01/10	24,500	24,500,000
State of California, GO, VRDN (e):
FLOATS, Series C-1 (Bank of America NA LOC), 0.26%, 7/07/10	59,200	59,200,000
FLOATS, Series DC8035 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.36%, 7/07/10	54,700	54,700,000

Municipal Bonds (concluded)	Par (000)	Value

State of California, GO, VRDN (e) concluded:
Kindergarten, Series A2 (State Street Bank & Co. LOC, California State Teachers’ Retirement System LOC), 0.10%, 7/01/10	$26,775	$26,775,000
Kindergarten, Series B1 (Citibank NA LOC), 0.13%, 7/01/10	10,150	10,150,000
Series C-11 (BNP Paribas SA LOC), 0.18%, 7/07/10	46,095	46,095,000
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series B (Dexia Credit Local SBPA), 0.27%, 7/07/10 (e)	103,765	103,765,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Series F (ABN Amro Bank NV SBPA), 0.27%, 7/07/10 (e)	45,350	45,350,000
Washington Health Care Facilities Authority, Refunding RB, VRDN, Multicare Health System, Series B (Wells Fargo Bank NA LOC), 0.26%, 7/07/10 (e)	12,575	12,575,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.25%, 7/07/10 (e)	15,000	15,000,000

Total Municipal Bonds - 15.6%		2,179,810,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (c):
0.21%, 8/04/10	155,000	154,968,354
0.23%, 8/25/10	84,360	84,330,474
0.30%, 9/29/10	79,695	79,634,565
0.29%, 10/27/10	125,000	124,882,239
Fannie Mae Variable Rate Notes, 0.30%, 8/05/10 (b)	115,805	115,800,839
Federal Home Loan Bank Variable Rate Notes (b):
0.15%, 7/09/10	215,550	215,548,933
0.25%, 10/08/10	137,000	136,988,700
0.23%, 10/06/11	250,000	249,871,112
Freddie Mac Discount Notes, 0.24%, 10/06/10 (c):	225,000	224,853,000
Freddie Mac Variable Rate Notes (b):
0.20%, 7/14/10	130,000	129,998,259
0.46%, 8/24/10	98,650	98,650,639
0.52%, 9/03/10	213,610	213,602,377
0.42%, 2/14/11	475,170	475,122,934
0.23%, 5/05/11	290,000	289,925,899

4	MASTER MONEY LLC	JUNE 30, 2010

Schedule of Investments (concluded)	Master Money LLC
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

Freddie Mac Variable Rate Notes (b) (concluded):
0.30%, 12/29/11	$130,000	$129,901,614

Total U.S. Government Sponsored Agency Obligations - 19.4%		2,724,079,938

U.S. Treasury Obligations (c)

U.S. Treasury Bills:
0.55%, 7/01/10	182,000	181,997,245
0.39%, 7/15/10	353,300	353,243,325
0.15% - 0.47%, 7/29/10	149,001	148,972,742
0.18%, 8/12/10	200,000	199,958,194
0.19% - 0.32%, 8/26/10	234,300	234,214,018
0.24%, 9/30/10	149,755	149,663,150
0.23%, 10/21/10	90,000	89,935,025
0.23%, 11/04/10	108,000	107,911,227
0.22%, 11/12/10	186,000	185,844,458
0.21%, 12/02/10	220,000	219,805,819
U.S. Treasury Notes, 0.88%, 1/31/11	110,000	110,402,903

Total U.S. Treasury Obligations - 14.2%		1,981,948,106

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.04%, 7/01/10 (Purchased on 6/30/10 to be repurchased at $15,000,017, collateralized by Fannie Mae, 3.22% - 6.15% due 4/01/20 – 6/01/47 and Freddie Mac, 2.58% - 4.94% due 4/01/35 – 10/15/37, par and fair value of $225,632,163 and $15,593,215 respectively)	15,000	15,000,000
UBS Securities LLC, 0.06%, 7/01/10 (Purchased on 6/30/10 to be repurchased at $29,599,049, collateralized by Fannie Mae, 4.37% - 4.40% due 7/06/10 – 6/24/20, par and fair value of $30,040,000 and $30,195,740, respectively)	29,599	29,599,000

Total Repurchase Agreements - 0.3%		44,599,000

Total Investments (Cost - $14,047,191,013*) – 100.3%		14,047,191,013
Liabilities in Excess of Other Assets – (0.3)%		(37,902,637)

Net Assets – 100.0%		$14,009,288,376

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statement, as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Total investments[1]	—	$14,047,191,013	—	$14,047,191,013

Total	—	$14,047,191,013	—	$14,047,191,013

1    See the above Schedule of Investments for values in each security type.

MASTER MONEY LLC	JUNE 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BBIF Money Fund and Master Money LLC

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: August 25, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: August 25, 2010